UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                     ---------

                              GAMCO Gold Fund, Inc.
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                              GAMCO GOLD FUND, INC.

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      The GAMCO Gold Fund (the "Fund") rose 7.44% during the first quarter of 2008 while the Philadelphia Gold and Silver Index was up 2.14% and the Lipper Gold Fund Average was up 5.22%.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------


                                                                                                                   Since
                                                                                                                 Inception
                                                        Quarter     1 Year     3 Year     5 Year     10 Year     (7/11/94)
                                                        -------     ------     ------     ------     -------     ---------
GAMCO GOLD FUND CLASS AAA ...........................      7.44%     34.71%     35.43%     29.05%      19.43%        10.54%
Philadelphia Gold and Silver Index ..................      2.14      30.00      24.83      22.75        9.57          4.48
Lipper Gold Fund Average ............................      5.22      29.04      32.23      29.87       16.60          6.29
S&P 500 Index .......................................     (9.44)     (5.08)      5.84      11.32        3.50         10.12
Class A .............................................      7.40      34.69      35.41      29.05       19.43         10.54
                                                           1.23(b)   26.94(b)   32.77(b)   27.53(b)    18.73(b)      10.06(b)
Class B .............................................      7.26      33.74      34.38      28.06       18.95         10.21
                                                           2.26(c)   28.74(c)   33.83(c)   27.91(c)    18.95         10.21
Class C .............................................      7.23      33.67      34.40      28.09       18.97         10.22
                                                           6.23(d)   32.67(d)   34.40      28.09       18.97         10.22
Class I .............................................      7.51      34.80      35.46      29.06       19.44         10.54

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.47%, 1.47%, 2.22%, 2.22%, AND 1.22%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
      PERFORMANCE DATA PRESENTED.VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL, AND POLITICAL FACTORS.

      THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 23, 2002 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE PHILADELPHIA GOLD AND SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER GOLD FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
                COMMON STOCKS -- 98.8%
                METALS AND MINING -- 98.8%
                AUSTRALIA -- 15.9%
      300,000   Aquila Resources Ltd.+ ........................   $   2,756,059
      150,000   Avoca Resources Ltd.+ .........................         292,680
    1,800,000   Centamin Egypt Ltd.+ ..........................       2,490,136
      910,000   Kingsgate Consolidated Ltd.+ ..................       3,686,311
    9,145,000   Lihir Gold Ltd.+ ..............................      29,181,114
      965,250   Newcrest Mining Ltd. ..........................      29,293,945
    3,700,000   Oxiana Ltd. ...................................      10,765,126
    9,000,000   Pan Australian Resources Ltd.+ ................       8,610,373
      700,000   Sino Gold Ltd.+ ...............................       4,769,659
   17,175,000   Tanami Gold NL+ ...............................       1,646,490
      312,000   Troy Resources NL., Australia+ ................         692,978
      150,000   Troy Resources NL., Toronto (a)(b) ............         320,035
                                                                  -------------
                                                                     94,504,906
                                                                  -------------

                LATIN AMERICA -- 1.5%
      127,400   Compania de Minas Buenaventura SA, ADR ........       8,726,900
                                                                  -------------

                NORTH AMERICA -- 53.5%
      421,000   Agnico-Eagle Mines Ltd., New York .............      28,505,910
      291,231   Agnico-Eagle Mines Ltd., Toronto ..............      19,753,034
       49,800   Anatolia Minerals Development Ltd.,
                   New York+ ..................................         196,212
       30,000   Anatolia Minerals Development Ltd., Toronto+ ..         117,200
      225,000   Aurelian Resources Inc.+ ......................       2,018,851
      750,000   Axmin Inc.+ ...................................         438,404
    1,300,000   Axmin Inc.+ (b)(c) ............................         759,901
      225,000   Banro Corp.+ ..................................       1,843,490
      125,000   Banro Corp.+ (b) ..............................       1,024,161
      442,400   Barrick Gold Corp., New York ..................      19,222,280
      182,661   Barrick Gold Corp., Toronto ...................       7,986,581
      100,900   Comaplex Minerals Corp.+ ......................         589,800
       50,000   Detour Gold Corp.+ ............................         852,453
      100,000   Detour Gold Corp.+ (b)(c)(d) ..................       1,704,905
      754,900   Eldorado Gold Corp., New York+ ................       5,148,418
       80,000   Eldorado Gold Corp., Toronto+ .................         551,805
      467,500   Eldorado Gold Corp., Toronto+ (b) .............       3,224,609
      790,000   Entree Gold Inc.+ (b) .........................       1,539,286
      125,000   Franco-Nevada Corp., New York+ ................       2,466,024
      205,000   Franco-Nevada Corp., Toronto+ .................       4,044,279
      298,000   Franco-Nevada Corp., Toronto+ (a)(b) ..........       5,879,000
      354,500   Freeport-McMoRan Copper & Gold Inc. ...........      34,109,990
       25,000   Gammon Gold Inc., New York+ ...................         187,750
      296,000   Gammon Gold Inc., Toronto+ ....................       2,275,259
      398,150   Goldcorp Inc., New York .......................      15,428,312
      725,058   Goldcorp Inc., Toronto ........................      28,177,275
    1,677,000   Golden Queen Mining Co. Ltd.+ .................       1,519,421
    1,000,000   Golden Queen Mining Co. Ltd.+ (b)(c) ..........         906,035
    1,100,000   Great Basin Gold Ltd.+ ........................       3,986,556

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
      400,000   IAMGOLD Corp., New York .......................   $   2,932,000
      425,060   IAMGOLD Corp., Toronto ........................       3,151,353
      500,000   Jaguar Mining Inc.+ ...........................       5,309,562
    1,265,000   Kinross Gold Corp., New York ..................      27,969,150
      499,999   Kinross Gold Corp., Toronto ...................      11,154,929
      100,000   Kirkland Lake Gold Inc.+ ......................         878,757
       50,000   Minefinders Corp. Ltd.+ .......................         608,895
      119,300   New Gold Inc.+ ................................         831,015
      125,000   New Gold Inc.+ (b) ............................         870,719
      610,071   Newmont Mining Corp. ..........................      27,636,216
      600,000   Northern Star Mining Corp.+ ...................         642,993
      125,000   Novagold Resources Inc.+ ......................         971,796
    2,000,000   Odyssey Resources Ltd.+ (b)(c)(e) .............          48,712
    5,000,000   Odyssey Resources Ltd.+ (b)(c)(e) .............         121,779
      650,000   Orezone Resources Inc., New York+ .............         968,500
    1,051,000   Orezone Resources Inc., Toronto+ ..............       1,535,876
      350,000   Osisko Exploration Ltd.+ ......................       1,687,856
      120,000   Osisko Exploration Ltd.+ (b)(c)(d) ............         578,694
    1,250,000   Peak Gold Ltd.+ ...............................         828,097
      225,000   Red Back Mining Inc.+ .........................       1,534,415
      500,000   SEMAFO Inc.+ ..................................         613,766
      600,000   SEMAFO Inc.+ (b) ..............................         736,519
    3,799,215   Wesdome Gold Mines Ltd.+ ......................       6,107,170
    1,565,159   Yamana Gold Inc., New York ....................      22,882,625
      196,200   Yamana Gold Inc., Toronto .....................       2,878,632
                                                                  -------------
                                                                    317,937,227
                                                                  -------------

                SOUTH AFRICA -- 14.9%
      116,700   Anglo Platinum Ltd. ...........................      17,126,693
      125,000   Gold Fields Ltd. ..............................       1,746,425
    1,883,249   Gold Fields Ltd., ADR .........................      26,045,334
      200,000   Harmony Gold Mining Co. Ltd.+ .................       2,385,087
    1,141,326   Harmony Gold Mining Co. Ltd., ADR+ ............      13,513,300
      170,000   Impala Platinum Holdings Ltd. .................       6,572,629
      456,000   Impala Platinum Holdings Ltd., ADR ............      17,563,296
      750,000   Simmer & Jack Mines Ltd.+ .....................         481,558
      211,209   Witwatersrand Consolidated
                   Gold Resources Ltd.+ .......................       3,001,826
                                                                  -------------
                                                                     88,436,148
                                                                  -------------

                UNITED KINGDOM -- 13.0%
       37,500   Avnel Gold Mining Ltd.+ .......................          10,595
      800,000   Avnel Gold Mining Ltd.+ (b)(c) ................         226,022
    1,091,000   Cluff Gold plc+ ...............................       2,065,750
      148,500   Gem Diamonds Ltd.+ ............................       2,600,104
    1,560,442   Hochschild Mining plc .........................      13,588,342
      145,000   Lonmin plc ....................................       8,815,687
    1,077,200   Randgold Resources Ltd., ADR ..................      49,917,448
                                                                  -------------
                                                                     77,223,948
                                                                  -------------
                TOTAL COMMON STOCKS ...........................     586,829,129
                                                                  -------------

               See accompanying notes to schedule of investments.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
                WARRANTS -- 0.1%
                NORTH AMERICA -- 0.1%
       62,500   Franco-Nevada Corp.,
                   expire 03/13/12+ (a)(b)(c)(d) ..............    $    208,642
        4,900   Goldcorp Inc., expire 06/09/11+ ...............          71,050
    1,000,000   Odyssey Resources Ltd.,
                   expire 10/27/08+ (b)(c)(d) .................               1
       60,000   Osisko Exploration Ltd.,
                   expire 11/15/09 (b)(c)(d) ..................          35,295
      495,000   Peak Gold Ltd., expires 04/03/12+ (b) .........          79,570
                                                                  -------------
                TOTAL WARRANTS ................................         394,558
                                                                  -------------

  PRINCIPAL
    AMOUNT
-------------
                U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                U.S. TREASURY BILLS -- 0.9%
$   5,334,000   U.S. Treasury Bills, 1.213% to 2.346%++,
                   04/03/08 to 09/04/08 .......................       5,319,206
                                                                  -------------
                U.S. TREASURY NOTES -- 0.2%
    1,000,000   U.S. Treasury Note, 5.000%, 07/31/08 ..........       1,012,110
                                                                  -------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS .............       6,331,316
                                                                  -------------

                TOTAL INVESTMENTS -- 100.0%
                   (Cost $286,288,935) ........................   $ 593,555,003
                                                                  =============
                Aggregate book cost ...........................   $ 286,288,935
                                                                  =============
                Gross unrealized appreciation .................   $ 314,774,763
                Gross unrealized depreciation .................      (7,508,695)
                                                                  -------------
                Net unrealized appreciation/depreciation ......   $ 307,266,068
                                                                  =============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $6,407,677 or 1.08% of total investments.

(b) At March 31, 2008, the Fund held investments in restricted securities amounting to $18,263,885 or 3.08% of total investments, which were valued under methods approved by the Board of Directors, as follows (except as noted in (c), these securities are liquid):

                                                                                  03/31/08
                                                                                  CARRYING
 ACQUISITION                                         ACQUISITION   ACQUISITION     VALUE
    SHARES      ISSUER                                   DATE          COST       PER UNIT
-------------   --------                             -----------   -----------   ---------
      800,000   Avnel Gold Mining Ltd. ...........    11/23/05     $   429,284   $  0.2825
    1,300,000   Axmin Inc. .......................    12/20/02         437,512      0.5845
      125,000   Banro Corp. ......................    03/25/04         373,580      8.1933
      100,000   Detour Gold Corp. ................    02/05/08       1,623,425     17.0491
      467,500   Eldorado Gold Corp., Toronto .....    02/25/03         990,569      6.8976
      790,000   Entree Gold Inc. .................    10/26/07       2,569,534      1.9485
      298,000   Franco Nevada Corp. ..............    11/30/07       4,956,141     19.7282
       62,500   Franco Nevada Corp.
                   Warrants expire 03/13/12 ......    02/26/08         400,665      3.3383
    1,000,000   Golden Queen Mining Co. Ltd. .....    05/24/02         400,191      0.9060
      125,000   New Gold Inc. ....................    02/01/06         985,934      6.9658
    2,000,000   Odyssey Resources Ltd. ...........    10/23/06         177,352      0.0244
    5,000,000   Odyssey Resources Ltd. ...........    10/20/05         244,242      0.0244
    1,000,000   Odyssey Resources Ltd.
                   Warrants expire 10/27/08 ......    10/23/06              --      0.0000
      120,000   Osisko Explorations Ltd. .........    10/30/07         817,996      4.8225
       60,000   Osisko Explorations Ltd.
                   Warrants expire 11/15/09 ......    10/30/07              --      0.5883
      495,000   Peak Gold Ltd.
                   Warrants expire 04/03/12 ......    03/09/07         108,702      0.1607
      600,000   SEMAFO Inc. ......................    12/07/05       1,096,731      1.2275
      150,000   Troy Resources NL ................    01/31/08         387,809      2.1336

(c)   Illiquid security.

(d) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $2,527,537 or 0.43% of total investments.

(e) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                                          % OF
                                                         MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                                VALUE       VALUE
-----------------------------                            ------   -------------
North America ........................................     54.7%  $ 324,663,101
Asia/Pacific .........................................     15.9      94,504,906
South Africa .........................................     14.9      88,436,148
Europe ...............................................     13.0      77,223,948
Latin America ........................................      1.5       8,726,900
                                                         ------   -------------
                                                          100.0%  $ 593,555,003
                                                         ======   =============

               See accompanying notes to schedule of investments.

GAMCO GOLD FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
      VALUATION INPUTS                                           (MARKET VALUE)
      ------------------                                         --------------
      Level 1 - Quoted Prices                                    $  436,322,218
      Level 2 - Other Significant Observable Inputs                 156,654,091
      Level 3 - Significant Unobservable Inputs                         578,694
                                                                 --------------
      Total                                                      $  593,555,003
                                                                 ==============

GAMCO GOLD FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                  INVESTMENTS IN
                                                                    SECURITIES
                                                                  (MARKET VALUE)
                                                                  --------------
   BALANCE AS OF 12/31/07                                         $     681,493
   Accrued discounts/premiums                                                --
   Realized gain (loss)                                                      --
   Change in unrealized appreciation/depreciation                      (102,799)
   Net purchases (sales)                                                     --
   Transfers in and/or out of Level 3                                        --
                                                                  -------------
   BALANCE AS OF 3/31/08                                          $     578,694
                                                                  =============

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This Could Include Your Name, Address, Telephone Number, Social Security Number, Bank Account Number, and Other Information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This Would Include Information About the Shares That You Buy or Redeem. If We Hire Someone Else to Provide Services--like a Transfer Agent--we Will Also Have Information About the Transactions That You Conduct Through Them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                              PORTFOLIO MANAGER:  SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)
                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)
                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                     GAMCO GOLD FUND, INC.                       GAMCO
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                       FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
     Net Asset Value per share available daily by calling
                  800-GABELLI after 6:00 P.M.

                      BOARD OF DIRECTORS

Mario J. Gabelli, CFA          Werner J. Roeder, MD
CHAIRMAN AND CHIEF             MEDICAL DIRECTOR
EXECUTIVE OFFICER              LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.
                                                                 GAMCO
E. Val Cerutti                 Anthonie C. van Ekris             GOLD
CHIEF EXECUTIVE OFFICER        CHAIRMAN                          FUND,
CERUTTI CONSULTANTS, INC.      BALMAC INTERNATIONAL, INC.        INC.

Anthony J. Colavita            Daniel E. Zucchi
ATTORNEY-AT-LAW                PRESIDENT
ANTHONY J. COLAVITA, P.C.      DANIEL E. ZUCCHI ASSOCIATES

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                   Bruce N. Alpert
PORTFOLIO MANAGER              PRESIDENT AND SECRETARY

Peter D. Goldstein             Agnes Mullady
CHIEF COMPLIANCE OFFICER       TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
             Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the
shareholders of GAMCO Gold Fund, Inc. It is not authorized for    FIRST QUARTER REPORT
distribution  to  prospective  investors  unless  preceded  or          MARCH 31, 2008
accompanied by an effective prospectus.
--------------------------------------------------------------
GAB008Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.